Victory Pioneer Balanced Fund Expense Example - Victory Pioneer Balanced Fund	Jul. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 318
Expense Example, with Redemption, 3 Years	515
Expense Example, with Redemption, 5 Years	728
Expense Example, with Redemption, 10 Years	1,342
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	271
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,987
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906